Loans and Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable [Line Items]
Loans and Leases	$ 552,917	$ 403,875
Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	427,474	368,961
Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	125,443	34,914
Construction and Land [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	64,158	50,884
Construction and Land [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	56,490	44,767
Construction and Land [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	7,668	6,117
Residential - First Lien [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	88,293	39,249
Residential - First Lien [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	58,904	38,747
Residential - First Lien [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	29,389	502
Residential Junior Lien [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	19,301	8,266
Residential Junior Lien [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	11,006	8,220
Residential Junior Lien [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	8,295	46
Residential Real Estate [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	107,594	47,515
Residential Real Estate [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	69,910	46,967
Residential Real Estate [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	37,684	548
Commercial - Owner Occupied [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	112,826	90,333
Commercial - Owner Occupied [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	85,824	79,623
Commercial - Owner Occupied [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	27,002	10,710
Commercial-Non-Owner Occupied [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	123,958	113,559
Commercial-Non-Owner Occupied [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	100,589	99,933
Commercial-Non-Owner Occupied [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	23,369	13,626
Commercial Real Estate [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	236,784	203,892
Commercial Real Estate [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	186,413	179,556
Commercial Real Estate [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	50,371	24,336
Real Estate [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	408,536	302,291
Real Estate [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	312,813	271,290
Real Estate [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	95,723	31,001
Commercial Loan [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	139,669	100,410
Commercial Loan [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	113,176	96,518
Commercial Loan [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	26,493	3,892
Consumer Loan [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	4,712	1,174
Consumer Loan [Member] | Legacy [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	1,485	1,153
Consumer Loan [Member] | Acquired [Member]
Loans and Leases Receivable [Line Items]
Loans and Leases	$ 3,227	$ 21